Total revenue and income - Summary of Net Income from Financial Instruments (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Net Income from Financial Instruments [Abstract]
Net Income of financial instruments at fair value through profit or loss	R$ 647,076	R$ 395,838	R$ 2,007,466	R$ 913,110	R$ 1,360,207	R$ 821,617	R$ 562,895
Net Income of financial instruments measured at amortized cost and at fair value through other comprehensive income	189,527	26,513	298,585	204,023	199,947	114,442	79,380
Net Income of financial instruments measured at amortized cost and at fair value through other comprehensive income	189,527	26,513	303,388	204,023
Revenue	836,603	422,351	2,310,854	1,117,133
(-) Taxes and contributions on financial income	(13,611)	(10,465)	(47,578)	(21,720)	(28,118)	(32,155)	(19,241)
Net Income from Financial Instruments	R$ 822,992	R$ 411,886	R$ 2,263,276	R$ 1,095,413	R$ 1,532,036	R$ 903,904	R$ 623,034